Share-Based Payments (Tables)	3 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of components of share-based compensation expense
The following table summarizes share-based compensation expense and includes share-based compensation related to pre-existing MCBC equity awards held by former MCBC employees that have transferred to MillerCoors:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Pretax compensation expense	$6.7	$3.2
Tax benefit	(1.9)	(0.8)
After-tax compensation expense	$4.8	$2.4

Schedule of non-vested RSUs, DSUs, PUs and PSUs outstanding and the activity for the period
The following table represents non-vested RSUs, DSUs and PSUs as of March 31, 2016, and the activity during the three months ended March 31, 2016:

	RSUs and DSUs		PSUs
	Units	Weighted-average grant date fair value per unit	Units	Weighted-average grant date fair value per unit
	(In millions, except per unit amounts)
Non-vested as of December 31, 2015	0.6	$56.23	0.5	$57.01
Granted	0.1	$85.65	0.1	$90.49
Vested	(0.2)	$41.58	(0.2)	$43.10
Forfeited	—	$—	—	$—
Non-vested as of March 31, 2016	0.5	$67.83	0.4	$72.57
The weighted-average fair value per unit for the non-vested PSUs is $98.80 as of March 31, 2016.

Schedule of stock options and SOSARs outstanding and the activity for the period
The following table represents the summary of stock options and stock-only stock appreciation rights ("SOSARs") outstanding as of March 31, 2016, and the activity during the three months ended March 31, 2016:

	Shares outstanding	Weighted-average exercise price per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
	(In millions, except per share amounts and years)
Outstanding as of December 31, 2015	1.3	$49.49	4.8	$58.0
Granted	0.1	$90.38
Exercised	(0.2)	$44.35
Forfeited	—	$—
Outstanding as of March 31, 2016	1.2	$54.20	5.3	$52.4
Exercisable at March 31, 2016	1.0	$47.90	4.4	$48.7

Schedule of share-based compensation weighted average assumptions
The fair value of each option granted in the first quarter of 2016 and 2015 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2016	March 31, 2015
Risk-free interest rate	1.40%	1.70%
Dividend yield	1.81%	2.20%
Volatility range	23.16%-24.64%	21.65%-29.90%
Weighted-average volatility	23.53%	23.71%
Expected term (years)	5.2	5.7
Weighted-average fair market value	$16.65	$13.98

Schedule of Share-based payment Award, Performance Share Units, Valuation Assumptions
The fair value of the market metric for each PSU granted in the first quarter of 2016 and 2015 was determined on the date of grant using a Monte Carlo model to simulate total shareholder return for MCBC and peer companies with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2016	March 31, 2015
Risk-free interest rate	1.04%	1.06%
Dividend yield	1.81%	2.20%
Volatility range	14.10%-77.11%	12.73%-62.28%
Weighted-average volatility	23.68%	21.53%
Expected term (years)	2.8	2.8
Weighted-average fair market value	$90.49	$74.42